Related party balances and transactions (Pre-tax benefits and social insurance of key management personnel) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party balances and transactions [abstract]
Salaries	¥ 9,333	¥ 9,373	¥ 6,881
Pension	1,616	1,329	1,262
Total	¥ 10,949	¥ 10,702	¥ 8,143